SUPPLEMENTAL FINANCIAL INFORMATION (Schedule of Cost of revenues) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of supplementary financial statement information [Abstract]
Cost related to license revenues	$ 72	$ 330	$ 106	$ 1,071
Amortization of intangible asset in respect of license revenues	0	482	0	1,128
Cost of product sales	0	85	0	153
Cost of revenues	$ 72	$ 897	$ 106	$ 2,352